Stock Compensation Plans and Awards (Status of Nonvested Shares) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 24, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, Beginning Balance (shares)	0
Granted (shares)	12,466
Vested (shares)	0
Forfeited (shares)	0
Nonvested, Ending Balance (shares)	12,466
Nonvested, Weighted Average Grant Date Fair Value - Beginning Balance (per share)	$ 0.00
Granted, Weighted Average Grant Date Fair Value (per share)	$ 8.02
Vested, Weighted Average Grant Date Fair Value (per share)	$ 0.00
Forfeitured, Weighted Average Grant Date Fair Value (per share)	$ 0.00
Nonvested, Weighted Average Grant Date Fair Value - Ending Balance (per share)	$ 8.02
Total Unrecognized Compensation Cost Related to Nonvested Stock Compensation	$ 87,778
Unrecognized Compensation Expenses, Weighted Average Recognition Period	1 year 9 months 26 days